Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Carbon Collective Climate Solutions U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Climate Solutions U.S. Equity ETF
Class Name	Carbon Collective Climate Solutions U.S. Equity ETF
Trading Symbol	CCSO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carbon Collective Climate Solutions U.S. Equity ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccso/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Climate Solutions U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 794-0140
Additional Information Website	www.carboncollectivefunds.com/ccso/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Climate Solutions U.S. Equity ETF	$19	0.35%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 42,825,000
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 66,460
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$42,825
Number of Holdings	120
Total Advisory Fee	$66,460
Portfolio Turnover Rate	6%

Holdings [Text Block]	Sector Breakdown - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Southern Copper Corp.	7.1
GE Vernova, Inc.	5.6
Johnson Controls International PLC	5.3
Quanta Services, Inc.	5.3
Carrier Global Corp.	5.0
Waste Management, Inc.	4.9
Cameco Corp.	4.7
Republic Services, Inc.	4.7
Waste Connections, Inc.	3.9
Nucor Corp.	3.5

Carbon Collective Short Duration Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Short Duration Green Bond ETF
Class Name	Carbon Collective Short Duration Green Bond ETF
Trading Symbol	CCSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 794-0140
Additional Information Website	www.carboncollectivefunds.com/ccsb/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Short Duration Green Bond ETF	$25	0.50%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 25,036,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 55,516
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$25,036
Number of Holdings	36
Total Advisory Fee	$55,516
Portfolio Turnover Rate	65%

Holdings [Text Block]	Sector Breakdown - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.61%	15.3
Bank of Nova Scotia, 4.43% (SOFR + 0.73%), 02/02/2030	8.0
HA Sustainable Infrastructure Capital, Inc.., 6.15%, 01/15/2031	4.9
Boston Properties LP, 2.55%, 04/01/2032	4.5
HA Sustainable Infrastructure Capital, Inc., 8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056	4.2
Dominion Energy, Inc., 2.25%, 08/15/2031	4.1
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	4.1
Korea Electric Power Corp., 4.43% (SOFR + 0.62%), 11/12/2028	4.0
New York State Electric & Gas Corp., 5.05%, 08/15/2035	4.0
Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25%), 05/22/2030	3.9

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.